Marketable debt securities - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Marketable debt securities
Financial liabilities designated at fair value through profit or loss	$ 120,653	$ 136,860
Financial liabilities at amortized cost	820,431	806,091
Total financial liabilities	1,191,900	1,224,066
Marketable debt securities
Marketable debt securities
Financial liabilities designated at fair value through profit or loss	10,504	12,335
Financial liabilities at amortized cost	85,792	77,668
Total financial liabilities	96,296	90,003
Marketable debt securities | Mexican peso
Marketable debt securities
Total financial liabilities	68,788	67,061
Marketable debt securities | USD
Marketable debt securities
Total financial liabilities	27,508	22,942
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	27,467	25,944
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	19,558	20,462
Structured bank bonds
Marketable debt securities
Total financial liabilities	10,748	12,542
Promissory notes
Marketable debt securities
Total financial liabilities	23,577	16,101
Unsecured bonds
Marketable debt securities
Total financial liabilities	14,798	14,785
Mortgage-backed bonds
Marketable debt securities
Total financial liabilities	$ 148	$ 169